WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 41.6%
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.1%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	1,180,000	$1,259,886	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	480,000	537,122	(a)
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	80,000	101,720
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	120,000	160,451

Total Diversified Telecommunication Services				2,059,179

Media - 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	290,000	299,818	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	70,000	74,281	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,040,000	1,098,500	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	4,300,000	4,950,488
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	640,000	778,301
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,000,000	1,263,157
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	110,000	133,857
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,610,000	3,708,139
Comcast Corp., Senior Notes	3.750%	4/1/40	70,000	87,562
Comcast Corp., Senior Notes	3.400%	7/15/46	70,000	83,378
Comcast Corp., Senior Notes	4.700%	10/15/48	110,000	157,934
Comcast Corp., Senior Notes	3.450%	2/1/50	370,000	449,664

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	1

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000	$741,357
Fox Corp., Senior Notes	4.709%	1/25/29	1,650,000	2,013,667
Fox Corp., Senior Notes	5.476%	1/25/39	820,000	1,134,543
Prosus NV, Senior Notes	4.850%	7/6/27	1,850,000	2,110,017	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	3,500,000	3,660,387	(a)(b)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	276,819
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	290,000	316,561	(a)

Total Media				23,338,430

Wireless Telecommunication Services - 0.2%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	960,000	1,101,000	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	200,000	308,700
Sprint Corp., Senior Notes	7.625%	2/15/25	300,000	364,934
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	20,000	20,198
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	10,000	10,248
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	630,000	722,295	(a)
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	770,000	963,154	(a)

Total Wireless Telecommunication Services				3,490,529

TOTAL COMMUNICATION SERVICES				28,888,138

CONSUMER DISCRETIONARY - 3.9%
Automobiles - 0.1%
Ford Motor Co., Senior Notes	9.000%	4/22/25	170,000	200,517
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	200,000	200,750
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	540,000	555,187
Ford Motor Credit Co. LLC, Senior Notes	3.339%	3/28/22	200,000	202,000
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	213,516

Total Automobiles				1,371,970

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	450,000	500,542	(a)
Wesleyan University, Senior Notes	4.781%	7/1/2116	690,000	877,528

Total Diversified Consumer Services				1,378,070

See Notes to Schedule of Investments.

2	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	590,000	$602,390	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	300,000	313,950	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	190,000	203,656	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	950,000	989,012
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,730,000	1,737,318
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	130,000	128,316
McDonald’s Corp., Senior Notes	4.450%	3/1/47	870,000	1,142,720
McDonald’s Corp., Senior Notes	4.450%	9/1/48	750,000	992,004
McDonald’s Corp., Senior Notes	3.625%	9/1/49	80,000	95,357
McDonald’s Corp., Senior Notes	4.200%	4/1/50	220,000	282,369
Sands China Ltd., Senior Notes	4.600%	8/8/23	540,000	571,493
Sands China Ltd., Senior Notes	5.125%	8/8/25	760,000	830,068

Total Hotels, Restaurants & Leisure				7,888,653

Internet & Direct Marketing Retail - 3.0%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000	528,936
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,360,000	11,533,236
Amazon.com Inc., Senior Notes	4.250%	8/22/57	9,010,000	12,838,088
Amazon.com Inc., Senior Notes	2.700%	6/3/60	18,550,000	20,605,281

Total Internet & Direct Marketing Retail				45,505,541

Specialty Retail - 0.1%
Home Depot Inc., Senior Notes	3.300%	4/15/40	60,000	72,112
Home Depot Inc., Senior Notes	3.350%	4/15/50	120,000	147,832
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	250,000	313,033
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	130,000	178,068
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	430,000	628,211

Total Specialty Retail				1,339,256

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	400,000	430,500	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	380,000	389,973	(a)
NIKE Inc., Senior Notes	3.375%	3/27/50	150,000	182,665

Total Textiles, Apparel & Luxury Goods				1,003,138

TOTAL CONSUMER DISCRETIONARY				58,486,628

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	3

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 2.4%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000	$1,171,385
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	1,000,000	1,209,586
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,050,000	1,301,651
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,680,000	7,997,018
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	1,670,000	2,120,532
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000	705,105
Coca-Cola Co., Senior Notes	4.200%	3/25/50	520,000	732,422
Coca-Cola Co., Senior Notes	2.600%	6/1/50	130,000	139,657
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	160,000	187,231
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	390,000	405,600	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	150,000	215,015	(a)

Total Beverages				16,185,202

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	94,000	103,396
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	140,000	154,863	(a)
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	26,611
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	50,000	67,199
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	10,000	13,595	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	10,000	10,528	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	240,000	269,829
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	530,000	605,493
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	760,000	800,356
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	360,000	398,391	(a)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	370,000	435,750	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	320,000	336,741	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	70,000	78,794	(a)

Total Food Products				3,301,546

Household Products - 0.1%
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	240,000	308,646
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	1,310,000	1,775,675

Total Household Products				2,084,321

See Notes to Schedule of Investments.

4	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 1.0%
Altria Group Inc., Senior Notes	4.400%	2/14/26	800,000	$931,108
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,940,000	2,339,811
Altria Group Inc., Senior Notes	5.800%	2/14/39	1,120,000	1,469,107
Altria Group Inc., Senior Notes	5.950%	2/14/49	60,000	84,994
Altria Group Inc., Senior Notes	6.200%	2/14/59	2,830,000	4,078,397
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,020,000	3,327,475
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,030,000	2,327,830
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000	268,845

Total Tobacco				14,827,567

TOTAL CONSUMER STAPLES				36,398,636

ENERGY - 8.2%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	60,000	65,055
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000	1,363,428

Total Energy Equipment & Services				1,428,483

Oil, Gas & Consumable Fuels - 8.1%
Apache Corp., Senior Notes	4.375%	10/15/28	200,000	200,250
Apache Corp., Senior Notes	5.100%	9/1/40	4,160,000	4,045,600
Apache Corp., Senior Notes	4.750%	4/15/43	1,260,000	1,203,300
Apache Corp., Senior Notes	4.250%	1/15/44	1,800,000	1,615,896
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	950,000	945,511	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	1,980,000	2,249,484	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	1,160,000	1,340,579	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	380,000	430,214
Chevron Corp., Senior Notes	3.078%	5/11/50	80,000	92,753
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,710,000	1,740,305
Concho Resources Inc., Senior Notes	4.300%	8/15/28	1,370,000	1,553,938
Continental Resources Inc., Senior Notes	4.375%	1/15/28	90,000	84,113
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,490,000	1,286,488
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	860,000	578,922	(c)(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	5

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	660,000	$636,435	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,300,000	1,266,583	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,950,000	2,173,003
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000	30,446
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	29,044
Devon Energy Corp., Senior Notes	5.000%	6/15/45	840,000	823,966
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	460,000	471,943
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,470,000	2,737,069
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	2,180,453
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,420,000	1,150,200	(c)(d)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,320,000	1,098,900	(c)(d)
Energy Transfer Operating LP, Senior Notes	5.000%	5/15/50	840,000	836,715
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	260,000	305,097
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	600,000	801,677
Enterprise Products Operating LLC, Senior Notes	6.450%	9/1/40	960,000	1,329,896
Enterprise Products Operating LLC, Senior Notes	5.950%	2/1/41	370,000	493,717
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	570,000	703,752
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	700,000	802,979
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	780,000	687,566	(d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	90,000	109,772
EOG Resources Inc., Senior Notes	4.950%	4/15/50	300,000	412,224
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000	1,530,499
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	1,230,000	1,658,274
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	660,000	784,115

See Notes to Schedule of Investments.

6	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	$579,513
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	603,327
Kinder Morgan Energy Partners LP, Senior Notes	6.950%	1/15/38	70,000	97,675
Kinder Morgan Energy Partners LP, Senior Notes	6.500%	9/1/39	670,000	886,327
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,180,000	1,580,034
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,240,000	1,620,209
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	1,340,000	1,627,640
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,193,753
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	567,179
MPLX LP, Senior Notes	4.800%	2/15/29	870,000	1,004,683
MPLX LP, Senior Notes	5.200%	3/1/47	1,410,000	1,595,009
MPLX LP, Senior Notes	4.700%	4/15/48	1,210,000	1,308,066
MPLX LP, Senior Notes	5.500%	2/15/49	1,460,000	1,752,143
Noble Energy Inc., Senior Notes	3.850%	1/15/28	1,580,000	1,805,681
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	909,000	899,342
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,040,000	1,092,650
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	830,000	782,831
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	460,000	462,309
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	860,000	784,690
Occidental Petroleum Corp., Senior Notes	0.000%	10/10/36	14,420,000	6,362,825
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	954,887
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	1,010,000	832,619
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	3,380,000	2,814,864
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	650,000	636,070

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	7

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,260,000	$1,028,670
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	920,000	724,500
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	210,000	170,950
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	2,450,000	2,882,854
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,510,000	4,974,981
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	2,610,000	2,767,905
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000	2,430,164
Range Resources Corp., Senior Notes	5.875%	7/1/22	106,000	100,013
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,200,000	1,117,098
Range Resources Corp., Senior Notes	4.875%	5/15/25	590,000	495,969
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,191,800	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,470,000	2,745,072	(a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	270,000	301,237
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,380,000	1,567,656
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	2,590,000	2,616,172
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	40,000	41,419
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	270,000	285,104	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,950,000	2,556,298
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	320,000	318,173
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	1,000,000	1,000,000
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	160,000	164,400

See Notes to Schedule of Investments.

8	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	1,190,000		$1,198,925
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	1,210,000		1,224,835
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	1,450,000		1,470,249
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,130,000		1,954,275
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	590,000		530,003
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,780,000		1,597,550
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,780,000		1,952,556
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000		2,061,608
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,520,000		2,210,916
Williams Cos. Inc., Senior Notes	6.300%	4/15/40	840,000		1,080,486
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,680,000		2,042,261
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	150,000		177,908
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,210,000		1,359,610
WPX Energy Inc., Senior Notes	5.250%	10/15/27	700,000		691,558
WPX Energy Inc., Senior Notes	4.500%	1/15/30	560,000		522,393

Total Oil, Gas & Consumable Fuels					121,821,572

TOTAL ENERGY					123,250,055

FINANCIALS - 15.4%
Banks - 13.2%
ABN AMRO Bank NV, Junior Subordinated Notes (5.750% to 9/22/20 then EUR 5 year Swap Rate + 5.452%)	5.750%	9/22/20	4,500,000	EUR	5,309,585	(c)(d)(e)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	8/17/20	1,830,000		1,697,161	(c)(d)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (8.875% to 4/14/21 then EUR 5 year Swap Rate + 9.177%)	8.875%	4/14/21	5,400,000	EUR	6,575,287	(c)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	830,000		802,440	(a)(c)(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	9

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,830,000		$1,747,650	(a)(c)(d)
Banco Santander SA, Junior Subordinated Notes (6.250% to 9/11/21 then EUR 5 year Swap Rate + 5.640%)	6.250%	9/11/21	3,000,000	EUR	3,395,864	(c)(d)(e)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	6,260,000		6,696,096	(c)(d)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	3,810,000		4,184,123	(c)(d)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	1,430,000		1,554,562	(c)(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	710,000		763,262	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	120,000		156,588	(d)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,520,000		2,904,888
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	410,000		450,821
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,780,000		1,814,124	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 12/15/20 then EUR 5 year Swap Rate + 6.750%)	8.000%	12/15/20	4,300,000	EUR	5,131,215	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,930,000		3,103,686	(c)(d)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	2,930,000		3,514,179	(d)

See Notes to Schedule of Investments.

10	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
BNP Paribas SA, Junior Subordinated Notes (6.125% to 6/17/22 then EUR 5 year Swap Rate + 5.230%)	6.125%	6/17/22	2,424,000	EUR	$2,959,374	(c)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000		222,913	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	2,990,000		3,324,716	(a)(c)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,500,000		1,677,412	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	230,000		288,380	(a)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	10,650,000		11,391,172	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,250,000		1,311,006	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,301,000		2,357,595
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000		1,139,345
Citigroup Inc., Senior Notes	4.650%	7/23/48	520,000		732,177
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,590,000		1,852,225
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,870,000		2,166,698
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	200,000		268,111
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000		526,423
Cooperatieve Rabobank UA, Junior Subordinated Notes (6.625% to 6/29/21 then EUR 5 year Swap Rate + 6.697%)	6.625%	6/29/21	5,400,000	EUR	6,546,618	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	2,672,000	EUR	3,214,184	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,801,658	(a)(c)(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	11

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Danske Bank A/S, Junior Subordinated Notes (5.875% to 4/6/22 then EUR 7 year Swap Rate + 5.471%)	5.875%	4/6/22	4,220,000	EUR	$5,056,410	(c)(d)(e)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	840,000		949,521	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,120,000		1,113,459	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		863,026	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,290,000		3,325,581	(c)(d)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,750,000		3,211,201	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		653,825
Intesa Sanpaolo SpA, Junior Subordinated Notes (7.000% to 1/19/21 then EUR 5 year Swap Rate + 6.884%)	7.000%	1/19/21	5,527,000	EUR	6,482,209	(c)(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000		210,583	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	210,000		228,732	(a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	110,000		118,925	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	440,000		501,420	(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,410,000		2,049,400
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	1,620,000		1,768,257	(d)

See Notes to Schedule of Investments.

12	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,430,000		$1,497,224	(c)(d)
Natwest Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000		1,500,776
Natwest Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000		1,195,081
Natwest Group PLC, Subordinated Notes	6.000%	12/19/23	400,000		450,909
Natwest Group PLC, Subordinated Notes	5.125%	5/28/24	11,480,000		12,702,819
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	680,000		748,346	(a)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	440,000		564,337	(a)
UniCredit SpA, Junior Subordinated Notes (6.625% to 6/3/23 then EUR 5 year Swap Rate + 6.387%)	6.625%	6/3/23	7,790,000	EUR	9,147,500	(c)(d)(e)
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,700,000		1,807,495	(a)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then USD 5 year ICE Swap Rate + 4.750%)	5.459%	6/30/35	1,510,000		1,562,400	(a)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	8,360,000		9,728,890	(a)(d)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	8/31/20	17,367,000		17,305,000	(c)(d)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	847,000		917,267	(c)(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.170%)	2.879%	10/30/30	890,000		967,048	(d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	410,000		504,508	(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	13

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	7,670,000	$11,010,788	(d)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	4,960,000	5,712,415
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	1,420,000	1,779,141
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	500,000	656,508

Total Banks				199,872,539

Capital Markets - 1.4%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	200,000	210,793	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	300,000	319,333	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	1,770,000	1,867,766	(a)(c)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	630,000	736,773	(a)(d)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	530,000	748,414
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	8/31/20	149,000	134,007	(c)(d)
Goldman Sachs Capital III Ltd. (3 mo. USD LIBOR + 0.770%, 4.000% floor)	4.000%	8/31/20	96,000	83,688	(c)(d)
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	570,000	789,012
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	430,000	509,225	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000	696,939
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000	2,556,698
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000	6,381,168

See Notes to Schedule of Investments.

14	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	60,000		$73,009	(d)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	190,000		304,465	(d)
UBS Group AG, Junior Subordinated Notes (5.750% to 2/19/22 then EUR 5 year Swap Rate + 5.287%)	5.750%	2/19/22	2,080,000	EUR	2,531,517	(c)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,880,000		3,057,998	(a)(c)(d)

Total Capital Markets					21,000,805

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	290,000		295,831
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	333,000		338,233
DAE Funding LLC, Senior Notes	5.750%	11/15/23	160,000		157,783	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	1,210,000		1,250,770
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.020%	12/21/65	740,000		370,559	(a)(d)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000		691,374
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	342,000		329,673	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	160,000		151,238	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	400,000		380,334	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/24	1,020,000		916,340	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000		86,942	(a)
Vanguard Group Inc.	3.050%	8/22/50	2,610,000		2,610,000	(b)(f)

Total Diversified Financial Services					7,579,077

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	15

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.3%
American International Group Inc., Senior Notes	3.400%	6/30/30	1,080,000	$1,212,957
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,910,000	2,603,885	(a)

Total Insurance				3,816,842

TOTAL FINANCIALS				232,269,263

HEALTH CARE - 4.8%
Biotechnology - 0.3%
AbbVie Inc., Senior Notes	4.050%	11/21/39	3,440,000	4,238,541	(a)
Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	1,317,000	1,508,095
Health Care Providers & Services - 1.5%
Centene Corp., Senior Notes	4.750%	5/15/22	180,000	183,325
Centene Corp., Senior Notes	4.750%	1/15/25	160,000	166,011
Centene Corp., Senior Notes	5.375%	6/1/26	350,000	374,731	(a)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,720,000	1,917,095
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	630,000	713,320
CVS Health Corp., Senior Notes	4.300%	3/25/28	300,000	356,630
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,130,000	1,453,595
CVS Health Corp., Senior Notes	4.125%	4/1/40	820,000	1,002,527
CVS Health Corp., Senior Notes	5.050%	3/25/48	7,790,000	10,748,538
CVS Health Corp., Senior Notes	4.250%	4/1/50	90,000	114,931
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	956,558
Hackensack Meridian Health Inc., Secured Notes	4.211%	7/1/48	1,060,000	1,364,213
HCA Inc., Senior Notes	5.375%	2/1/25	150,000	169,348
HCA Inc., Senior Notes	7.690%	6/15/25	420,000	496,081
HCA Inc., Senior Notes	5.625%	9/1/28	60,000	71,656
HCA Inc., Senior Notes	5.875%	2/1/29	310,000	377,954
HCA Inc., Senior Notes	3.500%	9/1/30	480,000	505,103
HCA Inc., Senior Secured Notes	4.500%	2/15/27	240,000	276,633
HCA Inc., Senior Secured Notes	5.500%	6/15/47	80,000	107,899
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	190,000	223,343
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	790,000	1,020,183

Total Health Care Providers & Services				22,599,674

See Notes to Schedule of Investments.

16	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 2.9%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	6,060,000	$6,823,560	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	3,880,000	4,322,378	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	6,860,000	7,588,532	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	530,000	563,835	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	1,740,000	1,916,932	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	300,000	306,711	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	550,000	575,289	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,050,000	1,090,646	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	160,000	161,250
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,097,000	2,080,696
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	250,000	251,819
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	960,000	954,984
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,300,000	1,263,262
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	4,944,000	5,435,829	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	454,000	415,344
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	520,000	578,149
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	11,367,000	9,735,154

Total Pharmaceuticals				44,064,370

TOTAL HEALTH CARE				72,410,680

INDUSTRIALS - 2.5%
Aerospace & Defense - 1.2%
Boeing Co., Senior Notes	2.700%	2/1/27	750,000	724,956
Boeing Co., Senior Notes	5.150%	5/1/30	1,950,000	2,131,576
Boeing Co., Senior Notes	3.250%	2/1/35	2,030,000	1,900,646
Boeing Co., Senior Notes	3.550%	3/1/38	170,000	157,783
Boeing Co., Senior Notes	5.705%	5/1/40	1,600,000	1,820,898
Boeing Co., Senior Notes	3.750%	2/1/50	130,000	118,456

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	17

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	5.805%	5/1/50	3,700,000	$4,355,759
Boeing Co., Senior Notes	5.930%	5/1/60	1,410,000	1,699,298
General Dynamics Corp., Senior Notes	4.250%	4/1/40	40,000	53,084
General Dynamics Corp., Senior Notes	4.250%	4/1/50	190,000	266,599
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	2,190,000	3,342,524
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	160,000	173,760	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	380,000	401,377	(a)

Total Aerospace & Defense				17,146,716

Air Freight & Logistics - 0.1%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,780,000	1,845,014

Airlines - 0.6%
Delta Air Lines Inc., Senior Notes	2.600%	12/4/20	250,000	249,359
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	2,320,000	2,312,546
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,450,000	1,424,672
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	190,000	176,946
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	780,000	677,515
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	1,070,000	1,061,884
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,850,000	1,977,632	(a)
Mileage Plus Holdings LLC/Mileage
Plus Intellectual Property Assets Ltd.,
Senior Secured Notes	6.500%	6/20/27	680,000	705,500	(a)

Total Airlines				8,586,054

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	270,000	285,140	(a)

Commercial Services & Supplies - 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	990,000	1,173,383
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	330,000	343,819	(a)

Total Commercial Services & Supplies				1,517,202

Industrial Conglomerates - 0.4%
3M Co., Senior Notes	3.700%	4/15/50	470,000	618,023
General Electric Co., Senior Notes	3.450%	5/1/27	130,000	136,855
General Electric Co., Senior Notes	3.625%	5/1/30	270,000	273,852
General Electric Co., Senior Notes	5.875%	1/14/38	1,490,000	1,774,416
General Electric Co., Senior Notes	6.875%	1/10/39	2,290,000	2,977,456
General Electric Co., Senior Notes	4.250%	5/1/40	280,000	287,341
General Electric Co., Senior Notes	4.350%	5/1/50	350,000	363,603

Total Industrial Conglomerates				6,431,546

See Notes to Schedule of Investments.

18	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.1%
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	370,000	$388,962
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	310,000	331,271
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	280,000	311,196
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	320,000	351,000
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	410,000	410,000	(b)

Total Trading Companies & Distributors				1,792,429

TOTAL INDUSTRIALS				37,604,101

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%††
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	309,934	(a)

IT Services - 0.2%
Mastercard Inc., Senior Notes	3.850%	3/26/50	1,720,000	2,302,909

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,020,000	2,273,606	(a)
Intel Corp., Senior Notes	4.600%	3/25/40	120,000	167,130
Intel Corp., Senior Notes	4.750%	3/25/50	1,520,000	2,214,408
Intel Corp., Senior Notes	4.950%	3/25/60	530,000	818,290
NVIDIA Corp., Senior Notes	3.500%	4/1/40	220,000	265,214
NVIDIA Corp., Senior Notes	3.500%	4/1/50	1,070,000	1,288,951
NVIDIA Corp., Senior Notes	3.700%	4/1/60	400,000	502,212

Total Semiconductors & Semiconductor Equipment				7,529,811

Technology Hardware, Storage & Peripherals - 0.0%††
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	380,000	390,512	(a)

TOTAL INFORMATION TECHNOLOGY				10,533,166

MATERIALS - 0.9%
Containers & Packaging - 0.0%††
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	250,000	261,500	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	200,000	209,554	(a)

Total Containers & Packaging				471,054

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	19

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 0.9%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	560,000	$598,927	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	270,000	300,589	(a)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	640,000	732,126	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	1,900,000	1,988,210
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	790,000	916,590
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	310,000	406,597
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	1,880,000	2,223,204	(a)(d)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	10,000	10,651
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	40,000	43,704
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	240,000	257,564
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	60,000	67,524
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	900,000	1,003,014
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	150,000	161,245	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,920,000	3,156,402	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	990,000	1,083,446	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	920,000	999,447

Total Metals & Mining				13,949,240

TOTAL MATERIALS				14,420,294

UTILITIES - 0.9%
Electric Utilities - 0.9%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	2,325,693	(a)
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,320,000	1,451,293
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	5,830,000	8,378,272
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	250,000	309,577
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	610,000	613,555
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	200,000	203,309
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	680,000	703,613

TOTAL UTILITIES				13,985,312

TOTAL CORPORATE BONDS & NOTES (Cost - $564,169,149)				628,246,273

See Notes to Schedule of Investments.

20	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 33.7%
Argentina - 1.0%
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	113,350,000	ARS	$740,572	(f)
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	126,680,000	ARS	556,680	(f)
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	69,530,000	ARS	217,845	(f)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	5,820,000		2,589,987	*(g)
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	3,380,000		1,469,252	*(g)
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	5,560,000		2,354,994	*(g)
Argentine Republic Government International Bond, Senior Notes	8.280%	12/31/33	2,874,178		1,470,214	*(g)
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,040,000		446,467	*(g)
Argentine Republic Government International Bond, Senior Notes	7.125%	6/28/2117	8,130,000		3,400,738	*(g)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	850,000		376,125	*(a)(g)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,970,000		866,800	*(a)(g)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	810,000		555,012	(a)
Provincia de Cordoba, Senior Notes	7.125%	8/1/27	1,020,000		652,810	(a)

Total Argentina					15,697,496

Australia - 0.6%
Australia Government Bond, Senior Notes	3.000%	3/21/47	9,100,000	AUD	8,377,891	(e)

Brazil - 2.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	55,332,000	BRL	12,089,787
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	32,117,000	BRL	7,450,987
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	1,730,000		1,866,782
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,000,000		9,576,495

Total Brazil					30,984,051

China - 1.6%
China Government Bond	3.390%	3/16/50	110,000,000	CNY	14,898,897
China Government Bond, Senior Notes	4.000%	5/22/24	2,000,000	CNY	303,934	(e)
China Government Bond, Senior Notes	3.380%	11/21/24	11,000,000	CNY	1,643,829	(e)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	21

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
China - (continued)
China Government Bond, Senior Notes	3.390%	5/21/25	9,000,000	CNY	$1,348,142	(e)
China Government Bond, Senior Notes	3.310%	11/30/25	10,500,000	CNY	1,570,189	(e)
China Government Bond, Senior Notes	3.480%	6/29/27	23,500,000	CNY	3,555,650	(e)
China Government Bond, Senior Notes	3.600%	6/27/28	2,000,000	CNY	306,040	(e)
China Government Bond, Senior Notes	4.290%	5/22/29	5,000,000	CNY	802,536	(e)

Total China					24,429,217

Dominican Republic - 0.1%
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	2,340,000		2,252,250	(a)
Egypt - 0.3%
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP	245,283
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	3,120,000		3,215,737	(a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	370,000		363,099	(a)

Total Egypt					3,824,119

Ghana - 0.1%
Ghana Government International Bond	10.750%	10/14/30	870,000		1,045,249	(a)
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	320,000		312,800	(a)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	910,000		826,016	(a)

Total Ghana					2,184,065

Indonesia - 6.9%
Indonesia Treasury Bond	7.000%	5/15/22	18,209,000,000	IDR	1,293,338
Indonesia Treasury Bond	8.375%	9/15/26	3,507,000,000	IDR	264,779
Indonesia Treasury Bond	7.000%	5/15/27	353,119,000,000	IDR	24,761,865
Indonesia Treasury Bond	9.000%	3/15/29	114,267,000,000	IDR	8,856,475
Indonesia Treasury Bond	8.250%	5/15/29	355,437,000,000	IDR	26,606,651
Indonesia Treasury Bond	7.000%	9/15/30	233,933,000,000	IDR	16,263,150
Indonesia Treasury Bond	8.375%	3/15/34	290,150,000,000	IDR	21,624,124
Indonesia Treasury Bond	8.250%	5/15/36	45,190,000,000	IDR	3,334,774
Indonesia Treasury Bond	8.375%	4/15/39	6,456,000,000	IDR	483,935
Indonesia Treasury Bond	7.375%	5/15/48	11,297,000,000	IDR	765,797

Total Indonesia					104,254,888

Italy - 2.1%
Italy Buoni Poliennali Del Tesoro, Senior Notes	3.850%	9/1/49	18,840,000	EUR	31,538,760	(e)

See Notes to Schedule of Investments.

22	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,820,000		$2,762,275	(a)

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,370,000		1,554,962	(a)

Mexico - 7.0%
Mexican Bonos, Bonds	8.000%	11/7/47	834,040,000	MXN	42,706,371
Mexican Bonos, Senior Notes	7.750%	11/23/34	32,420,000	MXN	1,671,476
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,220,385,400	MXN	61,164,587

Total Mexico					105,542,434

Russia - 8.9%
Russian Federal Bond - OFZ	7.750%	9/16/26	218,960,000	RUB	3,332,192
Russian Federal Bond - OFZ	7.950%	10/7/26	218,960,000	RUB	3,377,037
Russian Federal Bond - OFZ	8.150%	2/3/27	1,998,947,000	RUB	31,093,833
Russian Federal Bond - OFZ	7.050%	1/19/28	2,715,624,000	RUB	39,893,658
Russian Federal Bond - OFZ	6.900%	5/23/29	504,150,000	RUB	7,322,470
Russian Federal Bond - OFZ	7.650%	4/10/30	284,650,000	RUB	4,337,710
Russian Federal Bond - OFZ	7.700%	3/23/33	437,180,000	RUB	6,741,714
Russian Federal Bond - OFZ	7.250%	5/10/34	875,510,000	RUB	13,084,404
Russian Federal Bond - OFZ	7.700%	3/16/39	1,597,380,000	RUB	25,137,966

Total Russia					134,320,984

South Africa - 1.4%
Republic of South Africa Government Bond, Senior Notes	4.300%	10/12/28	8,420,000		7,943,470
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	336,050,000	ZAR	13,065,133

Total South Africa					21,008,603

Supranational - 0.2%
International Bank for Reconstruction & Development, Senior Notes	8.400%	10/12/21	34,200,000,000	IDR	2,388,770

Ukraine - 0.2%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,350,000		1,330,439	(a)
Ukraine Government International Bond, Senior Notes	7.253%	3/15/33	2,260,000		2,192,200	(a)

Total Ukraine					3,522,639

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	23

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
United Arab Emirates - 0.9%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	3,270,000	$4,282,382	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	8,810,000	9,888,749	(a)

Total United Arab Emirates				14,171,131

TOTAL SOVEREIGN BONDS (Cost - $559,559,935)				508,814,535

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.5%
U.S. Government Obligations - 6.5%
U.S. Treasury Bonds	2.000%	2/15/50	200,000	240,351
U.S. Treasury Bonds	1.250%	5/15/50	8,670,000	8,786,334
U.S. Treasury Notes	0.250%	6/30/25	5,870,000	5,881,465
U.S. Treasury Notes	0.500%	6/30/27	41,040,000	41,359,823
U.S. Treasury Notes	0.375%	7/31/27	14,160,000	14,145,066
U.S. Treasury Notes	0.625%	5/15/30	27,470,000	27,701,778

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $97,015,672)				98,114,817

COLLATERALIZED MORTGAGE OBLIGATIONS(H) - 4.6%
Alternative Loan Trust, 2005-J4 M2 (1 mo. USD LIBOR + 0.640%)	0.812%	7/25/35	215,869	213,474	(d)
Banc of America Funding Corp., 2015-R3 2A2	0.315%	2/27/37	4,388,040	3,578,868	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	5.663%	5/15/37	6,500,000	5,205,534	(a)(d)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.421%	6/15/38	62,901	32,517	(d)
CSMC Trust, 2015-2R 7A2	3.119%	8/27/36	8,606,873	6,723,565	(a)(d)
CSMC Trust, 2019-RIO B	6.889%	12/15/21	6,260,000	5,721,730	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,300,000	3,878,004	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	8.122%	5/25/25	1,563,005	1,581,643	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2017-DNA2 B1 (1 mo. USD LIBOR + 5.150%)	5.322%	10/25/29	4,420,000	4,509,360	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	5.172%	7/25/25	673,138	686,513	(a)(d)

See Notes to Schedule of Investments.

24	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(H) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1B1 (1 mo. USD LIBOR + 5.750%)	5.922%	7/25/29	3,400,000	$3,570,722	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	3.772%	1/25/30	3,880,000	3,634,362	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.572%	5/25/30	2,955,092	2,884,054	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	3.722%	7/25/30	5,280,000	4,853,488	(a)(d)
GS Mortgage Securities Corp. II, 2018- SRP5 C (1 mo. USD LIBOR + 3.750%)	3.925%	9/15/31	8,345,000	8,011,219	(a)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.442%	11/25/36	1,569,260	913,333	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.071%	4/17/45	172,393	87,393	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	8.382%	6/15/35	10,570,000	8,070,872	(a)(d)
Magnolia Finance XI DAC, 2019-2 A (1 mo. USD LIBOR + 2.750%)	2.922%	7/31/21	552,720	555,746	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	166,138	98,519	(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	5.977%	9/12/49	38,449	14,820	(d)
Morgan Stanley Capital I Trust, 2006- IQ12 AJ	5.399%	12/15/43	78,351	53,196
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	126,982	130,640
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000x1 mo. USD LIBOR + 5.550%)	5.378%	2/25/36	1,884,313	451,063	(d)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	0.937%	5/20/34	218,001	199,270	(d)
Starwood Retail Property Trust, 2014- STAR E (1 mo. USD LIBOR + 4.400%)	4.575%	11/15/27	5,070,000	101,400	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	310,000	26,437	(a)(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	25

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(H) - (continued)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	309,998	$21,511	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	0.572%	6/25/35	104,872	85,425	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.480%)	0.652%	12/25/45	1,976,335	1,333,391	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	2.322%	2/25/46	2,376,067	2,149,791	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $80,682,326)				69,377,860

ASSET-BACKED SECURITIES - 2.1%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	2.647%	1/25/34	372,301	351,124	(d)
Bayview Financial Mortgage Pass- Through Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.290%)	0.463%	11/28/36	2,442,526	2,246,043	(d)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	1,762,495	1,901,997	(a)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	2,679,705	2,704,781	(d)
CreditShop Credit Card Co. LLC, 2019-1 B (1 mo. USD LIBOR + 6.250%)	6.425%	8/15/24	3,420,492	3,274,409	(a)(d)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	3,330,000	3,626,391
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	1,406,404	1,409,099	(a)
KeyCorp Student Loan Trust, 2005-A 2C (3 mo. USD LIBOR + 1.300%)	1.606%	12/27/38	3,288,326	3,035,936	(d)
Mill City Solar Loan Ltd., 2019-1A A	4.340%	3/20/43	4,222,829	4,434,698	(a)
Navient Private Education Refi Loan Trust, 2020-A B	3.160%	11/15/68	3,990,000	4,009,816	(a)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	5.717%	4/25/35	4,392,853	3,162,752
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	0.522%	8/25/36	2,160,000	2,069,645	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $32,150,687)				32,226,691

See Notes to Schedule of Investments.

26	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.0%
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	7,665,223	$10,013,659
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	9,295,067	12,887,229
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	5,198,650	7,384,798

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $22,621,661)				30,285,686

SENIOR LOANS - 1.5%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.911%	3/1/27	843,320	819,601	(d)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.675%	1/31/28	360,000	350,494	(d)(i)(j)

Total Diversified Telecommunication Services				1,170,095

Media - 0.2%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.920%	4/30/25	1,385,523	1,358,679	(d)(i)(j)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.673%	11/18/24	73,767	70,724	(d)(i)(j)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	3.862%	1/31/26	822,665	806,726	(d)(i)(j)
Univision Communications Inc., 2020 First Lien New Replacement Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	3/16/26	1,397,688	1,352,846	(d)(i)(j)

Total Media				3,588,975

TOTAL COMMUNICATION SERVICES				4,759,070

CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	953,248	938,751	(d)(i)(j)
Hotels, Restaurants & Leisure - 0.3%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.911%	11/19/26	1,021,607	982,942	(d)(i)(j)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.911%	7/31/24	286,329	276,093	(d)(i)(j)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	1.911%	3/11/25	1,012,461	967,850	(d)(i)(j)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.911%	12/23/24	1,189,750	1,097,969	(d)(i)(j)
Golden Nugget Inc., First Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.250%	10/4/23	588,773	496,041	(d)(i)(j)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.922%	6/22/26	399,506	385,448	(d)(i)(j)
Scientific Games International Inc., Initial Term Loan B5	2.911-3.612%	8/14/24	1,091,015	997,305	(d)(i)(j)

Total Hotels, Restaurants & Leisure				5,203,648

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	27

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.1%
Michaels Stores Inc., 2018 New Replacement Term Loan B	3.500-3.568%	1/30/23	1,304,225	$1,241,051	(d)(i)(j)

TOTAL CONSUMER DISCRETIONARY				7,383,450

FINANCIALS - 0.2%
Capital Markets - 0.0%††
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.172%	7/21/25	315,490	305,490	(d)(i)(j)

Diversified Financial Services - 0.1%
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.161%	1/31/25	335,750	333,442	(d)(i)(j)
TKC Holdings Inc., First Lien Initial Term Loan	4.750%	2/1/23	977,226	918,184	(d)(i)(j)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.911%	11/16/26	414,884	404,809	(d)(i)(j)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.178%	3/1/26	105,282	104,574	(d)(i)(j)

Total Diversified Financial Services				1,761,009

Insurance - 0.1%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.161%	11/3/24	562,821	554,801	(d)(i)(j)

TOTAL FINANCIALS				2,621,300

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	1,145,106	1,142,101	(d)(i)(j)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.911%	11/17/25	914,704	894,776	(d)(i)(j)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	3.750%	6/7/23	416,295	410,682	(d)(i)(j)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.425%	3/5/26	277,207	271,894	(d)(i)(j)

Total Health Care Providers & Services				2,719,453

See Notes to Schedule of Investments.

28	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.1%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.818%	2/11/26	237,000	$234,186	(d)(i)(j)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	1,074,289	1,052,132	(d)(i)(j)

Total Health Care Technology				1,286,318

Pharmaceuticals - 0.0%††
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.176%	6/2/25	265,077	261,266	(d)(i)(j)

TOTAL HEALTH CARE				4,267,037

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.750%	9/19/25	738,641	729,507	(d)(i)(j)
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	2.188%	10/1/22	835,049	822,523	(d)(i)(j)
Berry Global Inc., Term Loan X (1 mo. USD LIBOR + 2.000%)	2.188%	1/19/24	306,048	301,457	(d)(i)(j)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.911%	2/4/27	268,480	264,173	(d)(i)(j)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.911%	2/6/23	278,588	273,868	(d)(i)(j)

TOTAL MATERIALS				1,662,021

REAL ESTATE - 0.0%††
Real Estate Management & Development - 0.0%††
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.000%	4/18/24	540,570	502,280	(d)(i)(j)

Total Senior Loans (Cost - $22,760,061)				21,924,665

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	29

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MUNICIPAL BONDS - 0.4%
California - 0.0%††
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	$425,963	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	205,000	234,522

Total California				660,485

Illinois - 0.2%
State of Illinois, GO	5.100%	6/1/33	2,925,000	3,071,279

Michigan - 0.1%
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	820,000	664,405	(d)

New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority:
Build America Bond, Series B	6.561%	12/15/40	820,000	1,060,826
Series B, Refunding	4.131%	6/15/42	710,000	712,733

Total New Jersey				1,773,559

TOTAL MUNICIPAL BONDS (Cost - $5,699,417)				6,169,728

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.3%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Australian Dollar Futures, Call @ $71.50	8/7/20	55	55,000	23,100
Australian Dollar Futures, Call @ $71.50	9/4/20	112	112,000	101,920
Australian Dollar Futures, Call @ $72.00	9/4/20	28	28,000	18,760
Canadian Dollar Futures, Call @ $75.00	8/7/20	54	54,000	9,180
Canadian Dollar Futures, Call @ $75.00	9/4/20	56	56,000	26,320
Euro Currency Futures, Call @ $1.14	8/7/20	80	10,000,000	400,000
Euro-BTP Futures, Call @ 152.50EUR	8/21/20	89	8,900,000	2,097
Euro-Bund Futures, Call @ 183.00EUR	8/21/20	770	77,000,000	18,140
Euro-Bund Futures, Call @ 184.00EUR	8/21/20	2,784	278,400,000	65,588
Euro-OAT Futures, Put @ 160.00EUR	8/21/20	445	44,500,000	5,242
U.S. Treasury 2-Year Notes Futures, Put @ $110.13	8/21/20	2,987	5,974,000	0	(k)

See Notes to Schedule of Investments.

30	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

	SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
	U.S. Treasury 5-Year Notes Futures, Put @ $123.75	8/21/20	12,623	12,623,000	$98,623
	U.S. Treasury 10-Year Notes Futures, Call @ $139.00	8/21/20	110	110,000	127,188
	U.S. Treasury 10-Year Notes Futures, Call @ $143.00	8/21/20	286	286,000	8,938
	U.S. Treasury 10-Year Notes Futures, Call @ $144.75	8/21/20	2,654	2,654,000	41,469
	U.S. Treasury 10-Year Notes Futures, Call @ $145.00	8/21/20	4,640	4,640,000	72,500
	U.S. Treasury 10-Year Notes Futures, Call @ $147.00	8/21/20	2,768	2,768,000	0	(k)
	U.S. Treasury 10-Year Notes Futures, Call @ $147.50	8/21/20	920	920,000	0	(k)
	U.S. Treasury Long-Term Bonds Futures, Put @ $156.00	8/21/20	68	68,000	1,063
	U.S. Treasury Long-Term Bonds Futures, Put @ $158.00	8/21/20	1,450	1,450,000	22,656
	U.S. Treasury Long-Term Bonds Futures, Put @ $159.50	8/21/20	865	865,000	27,031
	U.S. Treasury Long-Term Bonds Futures, Put @ $160.00	8/21/20	3,541	3,541,000	110,656
	U.S. Treasury Long-Term Bonds Futures, Put @ $162.00	8/21/20	1,365	1,365,000	42,656
	U.S. Treasury Long-Term Bonds Futures, Put @ $181.00	8/21/20	333	333,000	312,188
	United Kingdom Long Gilt Bonds Futures, Call @ 174.00GBP	8/21/20	50	50,000	0	(k)

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $1,789,070)					1,535,315

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.2%
Credit default swaption to buy protection on Markit CDX.NA.HY.34 Index, Put @ $67.50	Bank of America N.A.	9/16/20	107,160,000	107,160,000	610
Credit default swaption to buy protection on Markit CDX.NA.IG.34 Index, Put @ 250.00bps	BNP Paribas SA	9/16/20	90,000,000	90,000,000	1,825

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	31

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Brazilian Real, Put @ 5.47BRL	Morgan Stanley & Co. Inc.	8/7/20	13,510,000	13,510,000	$1,368,347
U.S. Dollar/Indian Rupee, Put @ 75.65INR	BNP Paribas SA	8/11/20	14,060,000	14,060,000	140,266
U.S. Dollar/Indian Rupee, Put @ 74.55INR	Goldman Sachs Group Inc.	8/26/20	14,410,000	14,410,000	47,729
U.S. Dollar/Indian Rupee, Put @ 73.00INR	Goldman Sachs Group Inc.	9/2/20	23,430,000	23,430,000	11,341
U.S. Dollar/Indian Rupee, Put @ 74.65INR	Goldman Sachs Group Inc.	10/26/20	14,410,000	14,410,000	97,621
U.S. Dollar/Indonesian Rupiah, Put @ 15,085.00IDR	Citibank N.A.	8/10/20	13,510,000	13,510,000	361,843
U.S. Dollar/Mexican Peso, Put @ 22.01MXN	Morgan Stanley & Co. Inc.	8/6/20	8,320,000	8,320,000	27,655
U.S. Dollar/Mexican Peso, Put @ 21.92MXN	Morgan Stanley & Co. Inc.	9/23/20	14,030,000	14,030,000	171,272
U.S. Dollar/Mexican Peso, Put @ 22.37MXN	Morgan Stanley & Co. Inc.	10/1/20	8,320,000	8,320,000	187,637
U.S. Dollar/Mexican Peso, Put @ 22.00MXN	Morgan Stanley & Co. Inc.	10/6/20	8,320,000	8,320,000	126,921

TOTAL OTC PURCHASED OPTIONS (Cost - $2,084,120)					2,543,067

TOTAL PURCHASED OPTIONS (Cost - $3,873,190)					4,078,382

	RATE	MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Argentina Treasury Bond (Cost - $685,118)	1.000%	8/5/21	105,926,476	ARS	843,480	(f)

See Notes to Schedule of Investments.

32	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY		SHARES	VALUE
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.		40,182	$189,056
Montage Resources Corp.		25,268	108,400	*

TOTAL COMMON STOCKS (Cost - $2,306,697)			297,456

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,391,523,913)			1,400,379,573

RATE
SHORT-TERM INVESTMENTS - 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $3,219,708)	0.073%	3,219,708	3,219,708	(l)

TOTAL INVESTMENTS - 93.0% (Cost - $1,394,743,621)			1,403,599,281

Other Assets in Excess of Liabilities - 7.0%			105,430,484

TOTAL NET ASSETS - 100.0%			$1,509,029,765

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	33

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	The coupon payment on these securities is currently in default as of July 31, 2020.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Value is less than $1.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2020, the total market value of investments in Affiliated Companies was $3,219,708 and the cost was $3,219,708 (Note 2).

See Notes to Schedule of Investments.

34	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
AUD	— Australian Dollar
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CNY	— Chinese Yuan Renminbi
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
Australian Dollar Futures, Call	8/7/20	$70.00	2	2,000	$(3,080)
Australian Dollar Futures, Call	8/7/20	72.00	33	33,000	(7,260)
Australian Dollar Futures, Call	9/4/20	71.00	28	28,000	(33,320)
Australian Dollar Futures, Put	8/7/20	68.00	26	26,000	(130)
Australian Dollar Futures, Put	8/7/20	69.00	13	13,000	(260)
Australian Dollar Futures, Put	8/7/20	71.00	83	83,000	(20,750)
Australian Dollar Futures, Put	8/7/20	71.50	33	33,000	(14,850)
Australian Dollar Futures, Put	9/4/20	70.00	28	28,000	(11,480)
British Pound Futures, Call	8/7/20	126.00	33	20,625	(104,775)
British Pound Futures, Call	8/7/20	127.00	33	20,625	(84,356)
Canadian Dollar Futures, Call	8/7/20	74.00	6	6,000	(4,680)
Euro Currency Futures, Call	9/4/20	1.19	11	1,375,000	(10,312)
Euro Currency Futures, Put	9/4/20	1.15	84	10,500,000	(24,150)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	35

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SCHEDULE OF WRITTEN OPTIONS - (continued)

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Euro-BTP Futures, Call	8/21/20	147.50	EUR	144	14,400,000	$(110,256)
Euro-Bund Futures, Call	8/21/20	177.00	EUR	165	16,500,000	(207,967)
Euro-Bund Futures, Put	8/21/20	175.00	EUR	54	5,400,000	(7,633)
Euro-Bund Futures, Put	8/21/20	176.00	EUR	168	16,800,000	(51,453)
Japanese Yen Futures, Call	9/4/20	$95.50		11	13,750	(7,288)
Japanese Yen Futures, Put	9/4/20	94.50		55	68,750	(55,688)
U.S. Treasury 5-Year Notes Futures, Put	8/21/20	125.75		666	666,000	(26,016)
U.S. Treasury 10-Year Notes Futures, Call	8/21/20	139.50		493	493,000	(369,750)
U.S. Treasury 10-Year Notes Futures, Call	8/21/20	139.75		225	225,000	(130,078)
U.S. Treasury 10-Year Notes Futures, Call	9/25/20	139.50		385	385,000	(378,984)
U.S. Treasury 10-Year Notes Futures, Call	9/25/20	140.00		845	845,000	(580,937)
U.S. Treasury 10-Year Notes Futures, Call	9/25/20	140.50		169	169,000	(81,859)
U.S. Treasury 10-Year Notes Futures, Call	8/21/20	140.00		55	55,000	(24,063)
U.S. Treasury 10-Year Notes Futures, Put	8/21/20	138.50		110	110,000	(5,156)
U.S. Treasury 10-Year Notes Futures, Put	8/21/20	139.00		126	126,000	(9,844)
U.S. Treasury 10-Year Notes Futures, Put	8/21/20	139.25		166	166,000	(20,750)
U.S. Treasury 10-Year Notes Futures, Put	8/21/20	139.50		501	501,000	(86,109)
U.S. Treasury 10-Year Notes Futures, Put	9/25/20	139.00		56	56,000	(18,375)
U.S. Treasury Long-Term Bonds Futures, Call	8/21/20	179.00		110	110,000	(405,625)
U.S. Treasury Long-Term Bonds Futures, Call	8/21/20	180.00		82	82,000	(238,313)
U.S. Treasury Long-Term Bonds Futures, Call	8/21/20	182.00		28	28,000	(45,500)
U.S. Treasury Long-Term Bonds Futures, Call	8/21/20	183.00		84	84,000	(95,813)
U.S. Treasury Long-Term Bonds Futures, Call	8/21/20	184.00		222	222,000	(173,437)
U.S. Treasury Long-Term Bonds Futures, Call	8/21/20	186.00		53	53,000	(18,219)
U.S. Treasury Long-Term Bonds Futures, Call	9/25/20	184.00		84	84,000	(97,125)
U.S. Treasury Long-Term Bonds Futures, Put	8/21/20	175.00		278	278,000	(26,063)
U.S. Treasury Long-Term Bonds Futures, Put	8/21/20	176.00		272	272,000	(34,000)
U.S. Treasury Long-Term Bonds Futures, Put	8/21/20	177.00		304	304,000	(52,250)
U.S. Treasury Long-Term Bonds Futures, Put	8/21/20	178.00		356	356,000	(94,562)
U.S. Treasury Long-Term Bonds Futures, Put	8/21/20	179.00		335	335,000	(136,094)
U.S. Treasury Long-Term Bonds Futures, Put	8/21/20	179.50		249	249,000	(128,391)

See Notes to Schedule of Investments.

36	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SCHEDULE OF WRITTEN OPTIONS - (continued)

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
U.S. Treasury Long-Term Bonds Futures, Put		8/21/20	$180.00		349	349,000		$(218,125)
U.S. Treasury Long-Term Bonds Futures, Put		9/25/20	179.00		170	170,000		(289,531)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $5,611,446)								$(4,544,657)

OTC WRITTEN OPTIONS
	COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.HY.34 Index, Call	Credit Suisse	9/16/20	102.00	bps	14,006,000	14,006,000	‡	$(203,666)
Credit default swaption to sell protection on Markit CDX.NA.IG.34 Index, Call	Credit Suisse	8/19/20	65.00	bps	29,200,000	29,200,000	‡	(15,701)
U.S. Dollar/ Australian Dollar, Put BNP Paribas SA		9/10/20	$0.70		16,760,000	16,760,000		(463,318)
U.S. Dollar/Brazilian Real, Call	Morgan Stanley & Co. Inc.	8/11/20	6.09	BRL	13,550,000	13,550,000		(941)
U.S. Dollar/Brazilian Real, Call	Morgan Stanley & Co. Inc.	9/18/20	5.57	BRL	16,190,000	16,190,000		(169,115)
U.S. Dollar/Brazilian Real, Call	Morgan Stanley & Co. Inc.	10/2/20	5.58	BRL	23,300,000	23,300,000		(303,684)
U.S. Dollar/Brazilian Real, Call	JPMorgan Chase & Co.	10/20/20	5.50	BRL	14,820,000	14,820,000		(289,690)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	8/7/20	5.45	BRL	27,020,000	27,020,000		(1,258,600)
U.S. Dollar/Indian Rupee, Call	BNP Paribas SA	8/11/20	78.35	INR	14,060,000	14,060,000		(516)
U.S. Dollar/Indian Rupee, Call	Goldman Sachs Group Inc.	9/2/20	77.00	INR	23,430,000	23,430,000		(27,153)
U.S. Dollar/ Indonesian Rupiah, Put	Citibank N.A.	8/10/20	14,657.00	IDR	27,020,000	27,020,000		(146,378)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	8/6/20	21.43	MXN	16,640,000	16,640,000		(3,807)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	9/23/20	21.22	MXN	28,060,000	28,060,000		(112,223)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	10/1/20	21.65	MXN	16,640,000	16,640,000		(149,612)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	37

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SCHEDULE OF WRITTEN OPTIONS - (continued)

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	10/6/20	21.13	MXN	16,640,000	16,640,000	$(72,931)
U.S. Dollar/ Norwegian Krone, Put	Goldman Sachs Group Inc.	9/22/20	9.00	NOK	14,925,000	14,925,000	(204,067)
U.S. Dollar/Russian Ruble, Call	JPMorgan Chase & Co.	8/5/20	79.40	RUB	13,420,000	13,420,000	(299)
U.S. Dollar/Russian Ruble, Call	Goldman Sachs Group Inc.	8/21/20	73.80	RUB	19,250,000	19,250,000	(348,478)
U.S. Dollar/Russian Ruble, Call	Goldman Sachs Group Inc.	9/2/20	75.60	RUB	7,550,000	7,550,000	(84,953)
U.S. Dollar/Russian Ruble, Call	Morgan Stanley & Co. Inc.	10/22/20	71.79	RUB	14,980,000	14,980,000	(751,416)
U.S. Dollar/Russian Ruble, Call	Goldman Sachs Group Inc.	11/2/20	77.00	RUB	7,550,000	7,550,000	(141,329)
U.S. Dollar/Swedish Krona, Put	Morgan Stanley & Co. Inc.	9/11/20	9.00	SEK	14,490,000	14,490,000	(450,651)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $5,573,319)							$(5,198,528)

TOTAL WRITTEN OPTIONS (Premiums received - $11,184,765)							$(9,743,185)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
NOK	— Norwegian Krone
RUB	— Russian Ruble
SEK	— Swedish Krona

See Notes to Schedule of Investments.

38	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

At July 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,320	12/20	$325,125,979	$329,158,500	$4,032,521
Australian Dollar	379	9/20	26,645,096	27,087,130	442,034
British Pound	303	9/20	24,012,028	24,823,275	811,247
Canadian Dollar	211	9/20	15,650,045	15,765,920	115,875
Euro	153	9/20	21,975,376	22,566,544	591,168
Euro-OAT	445	9/20	86,287,398	88,456,682	2,169,284
Japanese 10-Year
Bonds	4	9/20	5,738,446	5,757,687	19,241
Japanese Yen	61	9/20	7,123,454	7,212,869	89,415
Mexican Peso	1,994	9/20	43,990,490	44,605,780	615,290
Russian Ruble	478	9/20	16,506,108	16,030,925	(475,183)
U.S. Treasury 2-Year
Notes	2,875	9/20	634,697,450	635,330,081	632,631
U.S. Treasury 5-Year
Notes	11,687	9/20	1,465,140,271	1,474,022,875	8,882,604
U.S. Treasury Long-
Term Bonds	5,627	9/20	997,784,752	1,025,696,594	27,911,842
U.S. Treasury Ultra
Long-Term Bonds	1,140	9/20	247,952,947	259,563,750	11,610,803

					57,448,772

Contracts to Sell:
90-Day Eurodollar	176	3/21	43,847,730	43,922,999	(75,269)
90-Day Eurodollar	4,346	6/21	1,071,338,248	1,084,815,925	(13,477,677)
Euro-Bund	3,937	9/20	814,305,420	823,264,826	(8,959,406)
Euro-Buxl	48	9/20	12,107,680	12,712,814	(605,134)
U.S. Treasury 10-Year
Notes	10,462	9/20	1,452,360,989	1,465,497,396	(13,136,407)
United Kingdom Long
Gilt Bonds	50	9/20	8,972,450	9,068,097	(95,647)
					(36,349,540)

Net unrealized appreciation on open futures contracts					$21,099,232

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	39

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

At July 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	15,076,882	USD	2,819,690	Goldman Sachs Group Inc.	8/3/20	$70,132
BRL	23,069,784	USD	4,505,817	Goldman Sachs Group Inc.	8/3/20	(83,977)
BRL	68,922,830	USD	12,890,000	Goldman Sachs Group Inc.	8/3/20	320,603
BRL	133,836,870	USD	25,818,792	Goldman Sachs Group Inc.	8/3/20	(165,960)
MXN	29,586,748	USD	1,328,100	Goldman Sachs Group Inc.	8/3/20	805
USD	2,908,518	BRL	15,076,882	Goldman Sachs Group Inc.	8/3/20	18,696
USD	4,450,447	BRL	23,069,784	Goldman Sachs Group Inc.	8/3/20	28,607
USD	13,296,068	BRL	68,922,830	Goldman Sachs Group Inc.	8/3/20	85,465
USD	25,780,000	BRL	133,836,870	Goldman Sachs Group Inc.	8/3/20	127,168
MXN	186,734,080	USD	8,320,000	Morgan Stanley & Co. Inc.	8/3/20	67,266
USD	9,772,796	MXN	216,320,828	Morgan Stanley & Co. Inc.	8/3/20	56,625
IDR	19,980,803,800	USD	1,297,000	Citibank N.A.	8/12/20	69,972
USD	9,301,231	INR	715,543,683	BNP Paribas SA	8/13/20	(251,372)
BRL	24,227,687	USD	4,517,512	Morgan Stanley & Co. Inc.	9/22/20	117,624
USD	4,533,200	BRL	24,227,687	Morgan Stanley & Co. Inc.	9/22/20	(101,936)
USD	9,706,000	SAR	36,480,000	Goldman Sachs Group Inc.	9/24/20	(15,675)
USD	9,706,468	SAR	36,540,000	Goldman Sachs Group Inc.	9/24/20	(31,196)
USD	9,541,040	SAR	35,860,000	Morgan Stanley & Co. Inc.	9/24/20	(15,408)
USD	19,081,545	SAR	71,780,000	Morgan Stanley & Co. Inc.	9/24/20	(47,342)
USD	6,546,190	BRL	35,035,211	Morgan Stanley & Co. Inc.	10/6/20	(154,081)
SAR	5,842,000	USD	1,556,082	BNP Paribas SA	10/15/20	595
SAR	5,842,000	USD	1,557,825	Morgan Stanley & Co. Inc.	10/15/20	(1,148)
USD	1,556,082	SAR	5,842,000	Morgan Stanley & Co. Inc.	10/15/20	(595)
CAD	5,650,000	USD	4,127,972	BNP Paribas SA	10/16/20	90,937
CAD	15,330,000	USD	11,200,320	BNP Paribas SA	10/16/20	246,738

See Notes to Schedule of Investments.

40	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY	342,594,000	USD	48,574,224	BNP Paribas SA	10/16/20	$258,522
GBP	300,000	USD	376,317	BNP Paribas SA	10/16/20	16,541
TRY	200	USD	28	BNP Paribas SA	10/16/20	(1)
USD	16,546,608	CNH	116,714,810	BNP Paribas SA	10/16/20	(71,457)
USD	3,961,809	EUR	3,400,000	BNP Paribas SA	10/16/20	(49,770)
USD	4,091,346	EUR	3,600,000	BNP Paribas SA	10/16/20	(156,209)
USD	20,043,006	EUR	17,830,000	BNP Paribas SA	10/16/20	(994,189)
USD	20,123,794	EUR	17,830,000	BNP Paribas SA	10/16/20	(913,401)
USD	20,454,242	EUR	18,170,000	BNP Paribas SA	10/16/20	(984,112)
USD	33,121,897	EUR	29,330,672	BNP Paribas SA	10/16/20	(1,484,670)
USD	1,250,005	GBP	1,000,000	BNP Paribas SA	10/16/20	(59,523)
BRL	45,008,000	USD	8,694,191	Citibank N.A.	10/16/20	(88,808)
EUR	1,700,000	USD	1,944,466	Citibank N.A.	10/16/20	61,323
EUR	2,300,000	USD	2,606,362	Citibank N.A.	10/16/20	107,353
GBP	300,000	USD	377,844	Citibank N.A.	10/16/20	15,015
USD	1,404,176	GBP	1,125,059	Citibank N.A.	10/16/20	(69,120)
USD	1,300,347	MXN	29,357,000	Citibank N.A.	10/16/20	(5,973)
USD	6,549,720	MXN	147,520,000	Citibank N.A.	10/16/20	(14,587)
USD	8,275,984	MXN	186,760,000	Citibank N.A.	10/16/20	(34,415)
USD	9,391,875	MXN	211,993,410	Citibank N.A.	10/16/20	(41,354)
USD	11,122,523	ZAR	195,210,294	Citibank N.A.	10/16/20	(203,804)
BRL	209,558,041	USD	38,999,877	Goldman Sachs Group Inc.	10/16/20	1,066,938
JPY	2,913,898,666	USD	27,131,020	Goldman Sachs Group Inc.	10/16/20	422,452
RUB	992,020,000	USD	13,744,955	Goldman Sachs Group Inc.	10/16/20	(490,390)
USD	4,494,493	BRL	23,069,784	Goldman Sachs Group Inc.	10/16/20	83,626
USD	14,598,209	BRL	75,459,600	Goldman Sachs Group Inc.	10/16/20	170,579
USD	13,592,068	IDR	202,290,750,000	Goldman Sachs Group Inc.	10/16/20	(157,561)
USD	13,189,334	MXN	302,624,000	Goldman Sachs Group Inc.	10/16/20	(276,752)
USD	811,766	RUB	58,134,000	Goldman Sachs Group Inc.	10/16/20	35,026
USD	13,914,910	RUB	1,001,470,000	Goldman Sachs Group Inc.	10/16/20	534,081

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	41

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	60,438,446	RUB	4,376,952,282	Goldman Sachs Group Inc.	10/16/20	$1,957,165
AUD	32,746,853	USD	22,699,398	JPMorgan Chase & Co.	10/16/20	702,676
CAD	12,687,486	USD	9,349,555	JPMorgan Chase & Co.	10/16/20	124,313
GBP	600,000	USD	757,392	JPMorgan Chase & Co.	10/16/20	28,325
IDR	225,005,775,000	USD	15,168,247	JPMorgan Chase & Co.	10/16/20	125,314
INR	1,304,169,105	USD	17,083,693	JPMorgan Chase & Co.	10/16/20	214,839
NOK	156,624,400	USD	16,734,449	JPMorgan Chase & Co.	10/16/20	478,071
SEK	1,729,000	USD	185,865	JPMorgan Chase & Co.	10/16/20	11,207
SEK	284,548,620	USD	30,575,256	JPMorgan Chase & Co.	10/16/20	1,857,674
USD	1,144,770	AUD	1,630,000	JPMorgan Chase & Co.	10/16/20	(20,086)
USD	67,922	CAD	92,000	JPMorgan Chase & Co.	10/16/20	(775)
USD	14,430,051	IDR	213,925,500,000	JPMorgan Chase & Co.	10/16/20	(110,388)
USD	77,918,860	IDR	1,154,991,265,090	JPMorgan Chase & Co.	10/16/20	(585,477)
USD	13,227,879	INR	1,006,046,300	JPMorgan Chase & Co.	10/16/20	(116,345)
USD	13,920,845	INR	1,050,105,000	JPMorgan Chase & Co.	10/16/20	(7,774)
USD	14,314,120	KRW	17,170,359,532	JPMorgan Chase & Co.	10/16/20	(103,302)
USD	119,322	SEK	1,080,000	JPMorgan Chase & Co.	10/16/20	(3,777)
MXN	216,320,828	USD	9,680,213	Morgan Stanley & Co. Inc.	10/16/20	(54,424)

Total						$1,605,139

See Notes to Schedule of Investments.

42	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

At July 31, 2020, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Goldman Sachs Group Inc.	2,141,200,000	RUB	11/20/21	RUB-MOSKP3**	6.500	%**	$(10,424)	$661,883
Goldman Sachs Group Inc.	3,568,600,000	RUB	11/20/21	RUB-MOSKP3**	6.500	%**	14,074	1,071,671
Goldman Sachs Group Inc.	4,163,400,000	RUB	11/20/21	RUB-MOSKP3**	6.500	%**	—	1,266,712

Total							$3,650	$3,000,266

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	43

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	239,264,000		3/23/22	3-Month LIBOR quarterly	0.600% semi-annually	$30,552	$1,570,737
	11,056,100,000	JPY	6/20/24	0.127% semi-annually	6-Month JPY LIBOR semi-annually	— [1]	— [1]
	83,304,000		11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	51,089	255,159
	654,874,000		6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	2,315,625	(50,189,666)
	74,396,000		2/15/27	0.750% semi-annually	3-Month LIBOR quarterly	(64,038)	(1,883,950)
	777,367,000		5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(1,402,013)	(2,956,632)
	98,052,000		5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(329,133)	(403,251)
	138,670,000		5/20/30	0.713% semi-annually	3-Month LIBOR quarterly	(73,135)	(2,511,237)
	145,530,000		6/24/30	0.689% semi-annually	3-Month LIBOR quarterly	—	(2,338,074)
	148,530,000		7/8/30	0.680% semi-annually	3-Month LIBOR quarterly	—	(2,246,478)
	215,028,000	GBP	12/7/30	0.550% semi-annually	6-Month GBP LIBOR semi-annually	3,050,588	(10,050,690)
	75,348,000		11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	167,471	(18,874,692)
	22,980,000		7/20/45	0.560% annually	Daily SOFR annually	—	(342,222)
	92,996,000		11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	2,825,249	(3,333,655)
	1,473,800,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	— [1]	— [1]
	5,620,000		3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	95,340	(281,808)
	2,738,000		3/18/50	0.792% semi-annually	3-Month LIBOR quarterly	—	(9,083)
	2,695,000		3/19/50	0.818% semi-annually	3-Month LIBOR quarterly	—	(30,354)

Total						$6,667,595	$(93,625,896)

See Notes to Schedule of Investments.

44	Western Asset Macro Opportunities Fund 2020 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[2]
REFERENCE ENTITY	NOTIONAL AMOUNT[3]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.34 Index	$112,066,800	6/20/25	5.000% quarterly	$3,185,050	$(5,335,271)	$8,520,321
Markit CDX.NA.IG.34 Index	238,690,000	6/20/25	1.000% quarterly	3,511,846	(2,058,390)	5,570,236

Total	$350,756,800			$6,696,896	$(7,393,661)	$14,090,557

1	Value is less than $1.

2

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

4

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

GBP	— British Pound
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MOSKP3	— 3-Month Moscow Prime Offered Rate
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2020 Quarterly Report	45

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

46

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

47

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$628,246,273	—	$628,246,273
Sovereign Bonds	—	508,814,535	—	508,814,535
U.S. Government & Agency
Obligations	—	98,114,817	—	98,114,817
Collateralized Mortgage
Obligations	—	69,377,860	—	69,377,860
Asset-Backed Securities	—	32,226,691	—	32,226,691
U.S. Treasury Inflation
Protected Securities	—	30,285,686	—	30,285,686
Senior Loans	—	21,924,665	—	21,924,665
Municipal Bonds	—	6,169,728	—	6,169,728
Purchased Options:
Exchange-Traded Purchased Options	$1,535,315	—	—	1,535,315
OTC Purchased Options	—	2,543,067	—	2,543,067
Non-U.S. Treasury Inflation Protected Securities	—	843,480	—	843,480
Common Stocks	297,456	—	—	297,456

Total Long-Term Investments	1,832,771	1,398,546,802	—	1,400,379,573

Short-Term Investments†	3,219,708	—	—	3,219,708

Total Investments	$5,052,479	$1,398,546,802	—	$1,403,599,281

Other Financial Instruments:
Futures Contracts	$57,923,955	—	—	$57,923,955
Forward Foreign Currency
Contracts	—	$9,572,273	—	9,572,273
OTC Interest Rate Swaps‡	—	3,003,916	—	3,003,916
Centrally Cleared Interest
Rate Swaps	—	1,825,896	—	1,825,896
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	14,090,557	—	14,090,557

Total Other Financial Instruments	$57,923,955	$28,492,642	—	$86,416,597

Total	$62,976,434	$1,427,039,444	—	$1,490,015,878

48

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$4,544,657	—	—	$4,544,657
OTC Written Options	—	$5,198,528	—	5,198,528
Futures Contracts	36,824,723	—	—	36,824,723
Forward Foreign Currency Contracts	—	7,967,134	—	7,967,134
Centrally Cleared Interest Rate Swaps	—	95,451,792	—	95,451,792

Total	$41,369,380	$108,617,454	—	$149,986,834

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund, both managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio was available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended July 31, 2020. The following transactions were effected in shares of such companies for the period ended July 31, 2020.

49

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at October 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio, LLC	$68,646,398	$60,700,000	60,700,000	$129,346,398	129,346,398
Western Asset Premier Institutional Government Reserves, Premium Shares	—	532,813,783	532,813,783	529,594,075	529,594,075

	$68,646,398	$593,513,783		$658,940,473

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2020
Western Asset Government Cash Management Portfolio, LLC	—	$56,687	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	202,016	—	$3,219,708

	—	$258,703	—	$3,219,708

50